Consolidated statement of comprehensive income - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of comprehensive income [abstract]
Profit / (loss) for the year	€ (94)	€ 27	€ (904)
Items that will not be reclassified to profit or loss
Remeasurements of post-employment benefit obligation	(11)	(2)
Income tax effect	4	1
Remeasurements of post-employment benefit obligation, net of tax	(7)	(1)
Total items that will not be reclassified to profit or loss	(7)	(1)
Items that may be reclassified subsequently to profit or loss
Impact of currency translation	(458)	228	(196)
Income tax effect	24	(12)	11
Total impact of currency translation, net of tax	(434)	216	(185)
Net investment hedge	30	(15)	22
Income tax effect	(8)	4	(6)
Total net investment hedge, net of tax	22	(11)	16
Cash flow hedges	(23)
Income tax effect	6
Cash flow hedges, net of tax	(17)
Reclassified to goodwill	17
Total items that may be reclassified subsequently to profit or loss	(412)	205	(169)
Total other comprehensive (loss)/income for the year, net of tax	(419)	204	(169)
Total comprehensive (loss)/income for the year, net of tax	(513)	231	(1,073)
Attributable to:
Owners of the parent	(512)	218	(1,074)
Non-controlling interests	€ (1)	€ 13	€ 1